Vanguard® Energy Index Fund
Schedule of Investments (unaudited)
As of May 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.5%)
Coal & Consumable Fuels (0.1%)
*	Arch Resources Inc.	101,213	5,776
*	Peabody Energy Corp.	292	2
			5,778
Integrated Oil & Gas (40.5%)
	Exxon Mobil Corp.	23,005,578	1,342,836
	Chevron Corp.	10,450,342	1,084,641
	Occidental Petroleum Corp.	5,056,782	131,274
			2,558,751
Oil & Gas Drilling (0.8%)
	Helmerich & Payne Inc.	623,044	17,601
*	Transocean Ltd.	3,470,146	13,117
	Patterson-UTI Energy Inc.	1,206,959	10,102
*	Nabors Industries Ltd.	66,319	6,209
			47,029
Oil & Gas Equipment & Services (9.5%)
	Schlumberger NV	7,289,647	228,385
	Halliburton Co.	4,821,660	108,246
	Baker Hughes Co. Class A	3,699,793	90,275
*	NOV Inc.	2,135,205	34,419
*	ChampionX Corp.	1,130,013	29,945
*	TechnipFMC plc	2,371,781	20,374
	Core Laboratories NV	264,391	11,052
	Cactus Inc. Class A	314,435	11,018
*	Oceaneering International Inc.	623,637	8,899
*	Liberty Oilfield Services Inc. Class A	583,985	8,736
	Archrock Inc.	788,618	7,255
*	Dril-Quip Inc.	213,746	7,167
*	DMC Global Inc.	119,373	6,323
*	U.S. Silica Holdings Inc.	581,267	5,964
*	ProPetro Holding Corp.	556,722	5,534
*	Helix Energy Solutions Group Inc.	943,748	4,936
*	NexTier Oilfield Solutions Inc.	1,101,404	4,681
*	Tidewater Inc.	289,662	3,986
*	Frank's International NV	831,251	2,793
*	RPC Inc.	452,279	2,221
*	Oil States International Inc.	51,337	330
*	Exterran Corp.	134	1
*	Select Energy Services Inc. Class A	246	1
	Solaris Oilfield Infrastructure Inc. Class A	138	1
			602,542

		Shares	Market Value ($000)
Oil & Gas Exploration & Production (25.8%)
	ConocoPhillips	6,696,673	373,273
	EOG Resources Inc.	3,180,428	255,516
	Pioneer Natural Resources Co.	1,144,023	174,109
	Hess Corp.	1,202,592	100,801
	Devon Energy Corp.	3,430,650	91,118
	Diamondback Energy Inc.	974,366	78,017
	Marathon Oil Corp.	4,495,745	54,443
	Texas Pacific Land Corp.	34,657	50,361
	APA Corp.	2,090,545	43,483
	Ovintiv Inc. (XNYS)	1,473,836	39,248
	Cimarex Energy Co.	572,113	38,761
	Cabot Oil & Gas Corp.	2,228,439	36,546
*	EQT Corp.	1,442,383	30,117
*	PDC Energy Inc.	607,786	25,661
*	Southwestern Energy Co.	4,431,857	22,913
	Matador Resources Co.	657,379	20,142
*	Antero Resources Corp.	1,523,985	19,675
	Murphy Oil Corp.	864,460	18,750
*	Range Resources Corp.	1,357,649	18,410
*	CNX Resources Corp.	1,326,713	18,070
	Continental Resources Inc.	532,447	17,342
	SM Energy Co.	707,800	14,085
*	Magnolia Oil & Gas Corp. Class A	852,000	11,008
*	Callon Petroleum Co.	275,687	10,606
*,1	Tellurian Inc.	2,046,762	8,924
*	Centennial Resource Development Inc. Class A	1,513,954	8,009
*	Kosmos Energy Ltd.	2,469,206	7,852
	Viper Energy Partners LP	377,187	6,801
*	Bonanza Creek Energy Inc.	150,547	6,468
	Brigham Minerals Inc. Class A	277,822	5,040
*	Northern Oil and Gas Inc.	275,637	5,019
*	Talos Energy Inc.	256,164	3,632
	Berry Corp.	431,433	2,744
*	W&T Offshore Inc.	704,557	2,635
*	Denbury Inc.	34,637	2,321
	Oasis Petroleum Inc.	25,949	2,299
*	Whiting Petroleum Corp.	49,646	2,273
*	California Resources Corp.	76,287	2,213
*	Comstock Resources Inc.	313,484	1,765
	Falcon Minerals Corp.	228	1
*	Penn Virginia Corp.	72	1
			1,630,452
Oil & Gas Refining & Marketing (11.3%)
	Marathon Petroleum Corp.	3,582,366	221,390
	Phillips 66	2,403,898	202,456
	Valero Energy Corp.	2,247,618	180,708
	HollyFrontier Corp.	879,301	28,551
*	Renewable Energy Group Inc.	270,481	16,518
	World Fuel Services Corp.	382,361	11,750
*	PBF Energy Inc. Class A	647,971	10,458
*	Green Plains Inc.	311,090	9,921
	Delek US Holdings Inc.	438,386	9,772
*	Clean Energy Fuels Corp.	1,087,571	8,614
	CVR Energy Inc.	186,138	3,862
*	REX American Resources Corp.	39,396	3,783
*	Par Pacific Holdings Inc.	258,745	3,602

		Shares	Market Value ($000)
*	Gevo Inc.	282,763	2,138
			713,523
Oil & Gas Storage & Transportation (11.5%)
	Kinder Morgan Inc.	11,108,046	203,721
	Williams Cos. Inc.	6,614,136	174,216
	ONEOK Inc.	2,407,152	126,953
*	Cheniere Energy Inc.	1,260,034	106,977
	Targa Resources Corp.	1,231,288	47,848
	Equitrans Midstream Corp.	2,334,668	19,238
	Antero Midstream Corp.	1,685,551	16,181
*	Plains GP Holdings LP Class A	998,179	10,890
*	EnLink Midstream LLC	1,688,453	8,240
	Hess Midstream LP Class A	154,724	3,941
	International Seaways Inc.	156,337	3,133
*	Dorian LPG Ltd.	213,498	3,034
	Rattler Midstream LP	166	2
*	Diamond S Shipping Inc.	108	1
			724,375
Total Common Stocks (Cost $6,937,252)			6,282,450
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[2,3]	Vanguard Market Liquidity Fund, 0.055% (Cost $2,009)	20,085	2,009
Total Investments (99.5%) (Cost $6,939,261)			6,284,459
Other Assets and Liabilities—Net (0.5%)			30,688
Net Assets (100.0%)			6,315,147
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,180,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $2,000,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Hess Corp.	1/31/22	GSI	25,926	(0.098)	—	(781)
Schlumberger NV	8/31/21	BOANA	9,399	(0.107)	—	—
					—	(781)
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BOANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At May 31, 2021, the counterparties had deposited in segregated accounts securities with a value of $1,514,000 in connection with open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	6,282,450	—	—	6,282,450
Temporary Cash Investments	2,009	—	—	2,009
Total	6,284,459	—	—	6,284,459
Derivative Financial Instruments
Liabilities
Swap Contracts	—	781	—	781